Supplementary Information to Statement of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Research and development costs	¥ 112,006	¥ 119,027	¥ 110,553
Advertising costs	11,393	10,875	10,858
Shipping and handling costs	¥ 23,672	¥ 22,830	¥ 19,935